Absolute Select Value ETF
Schedule of Investments
June 30, 2023 - (unaudited)
Common Stocks — 77.07% Shares Fair Value
Canada — 12.35%
Energy — 4.00%
Enbridge, Inc. 102,081 $ 3,792,309
Materials — 8.35%
Agnico Eagle Mines Ltd. 121,247 6,059,924
Barrick Gold Corp. 110,005 1,862,385
7,922,309
Total Canada 11,714,618
Ireland — 4.00%
Health Care — 4.00%
Medtronic PLC 43,082 3,795,524
Total Ireland 3,795,524
United Kingdom — 4.91%
Consumer Staples — 4.91%
Unilever PLC - ADR 89,356 4,658,129
Total United Kingdom 4,658,129
United States — 55.81%
Communications — 7.16%
Comcast Corp., Class A 95,588 3,971,682
Verizon Communications, Inc. 75,823 2,819,857
6,791,539
Consumer Discretionary — 2.00%
Starbucks Corp. 9,042 895,701
TJX Companies, Inc. (The) 11,822 1,002,387
1,898,088
Consumer Staples — 3.73%
Ingredion, Inc. 33,415 3,540,319
Energy — 12.78%
Berkshire Hathaway, Inc., Class B
(a)
27,511 9,381,251
EOG Resources, Inc. 23,938 2,739,465
12,120,716
Financials — 8.94%
Loews Corp. 88,321 5,244,501
Travelers Companies, Inc. (The) 18,622 3,233,897
8,478,398
Health Care — 5.15%
Merck & Co., Inc. 42,290 4,879,843
Materials — 8.68%
Corteva, Inc. 54,333 3,113,281
DuPont de Nemours, Inc. 71,611 5,115,889
8,229,170

Absolute Select Value ETF
Schedule of Investments (continued)
June 30, 2023 - (unaudited)
United States — 55.81% (continued)
Real Estate — 3.88%
Equity Commonwealth 181,572 $ 3,678,649
Technology — 3.49%
Cisco Systems, Inc. 64,000 3,311,360
Total United States 52,928,082
Total  Common Stocks
  (Cost $67,799,862) 73,096,353
U.S. Government & Agencies
(b)
— 21.26%
Principal
Amount Fair Value
United States Treasury Note 0.25%, 9/30/2023 $ 2,000,000 1,975,703
United States Treasury Note 0.13%, 12/15/2023 2,000,000 1,954,496
United States Treasury Bill 4.87%
(b)
, 12/28/2023 3,000,000 2,922,320
United States Treasury Note 0.25%, 3/15/2024 3,000,000 2,894,044
United States Treasury Bill 5.26%
(b)
, 6/13/2024 3,000,000 2,852,193
United States Treasury Note 0.25%, 6/15/2024 3,000,000 2,856,695
United States Treasury Note 0.38%, 9/15/2024 2,000,000 1,885,078
United States Treasury Note 0.63%, 10/15/2024 3,000,000 2,826,445
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $20,277,693) 20,166,974
Total Investments — 98.33%
    (Cost $88,077,555) 93,263,327
Other Assets in Excess of Liabilities  —  1.67% 1,582,539
Net Assets — 100.00% $ 94,845,866
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
ADR - American Depositary Receipt.